Edgar Lomax Value Fund
Schedule of Investments
July 31, 2020 (Unaudited)

Shares	COMMON STOCKS - 98.83%	Value
	Beverage and Tobacco Product Manufacturing - 4.42%
3,850	Altria Group, Inc.	$158,428
67,200	Coca-Cola Co.	3,174,528
6,000	PepsiCo, Inc.	825,960
		4,158,916
	Broadcasting (Except Internet) - 3.04%
43,400	Comcast Corp. - Class A	1,857,520
8,591	Walt Disney Co.	1,004,632
		2,862,152
	Chemical Manufacturing - 8.86%
9,200	AbbVie, Inc.	873,172
12,700	Bristol-Myers Squibb Co.	744,982
14,900	Dow, Inc.	611,794
12,500	Gilead Sciences, Inc.	869,125
136,002	Pfizer, Inc.	5,233,357
		8,332,430
	Computer and Electronic Product Manufacturing - 10.73%
119,500	Cisco Systems, Inc.	5,628,450
20,800	Intel Corp.	992,784
4,100	Otis Worldwide Corp.	257,234
42,255	Raytheon Technologies Corp.	2,395,013
6,400	Texas Instruments, Inc.	816,320
		10,089,801
	Couriers and Messengers - 1.06%
7,000	United Parcel Service, Inc. - Class B	999,320

	Credit Intermediation and Related Activities - 9.01%
3,500	American Express Co.	326,620
90,700	Bank of America Corp.	2,256,616
24,700	Bank of New York Mellon Corp.	885,495
43,100	Capital One Financial Corp.	2,749,780
12,800	Citigroup, Inc.	640,128
12,900	JPMorgan Chase & Co.	1,246,656
15,200	Wells Fargo & Co.	368,752
		8,474,047
	Electrical Equipment, Appliance, and Component Manufacturing - 1.08%
16,400	Emerson Electric Co.	1,016,964

	Food Manufacturing - 3.02%
25,400	Kraft Heinz Co.	873,252
35,400	Mondelez International, Inc. - Class A	1,964,346
		2,837,598
	General Merchandise Stores - 1.07%
8,000	Target Corp.	1,007,040

	Health and Personal Care Stores - 4.40%
101,500	Walgreens Boots Alliance, Inc.	4,132,065

	Insurance Carriers and Related Activities - 9.70%
51,800	Allstate Corp.	4,889,402
111,700	MetLife, Inc.	4,227,845
		9,117,247
	Machinery Manufacturing - 1.77%
8,300	Carrier Global Corp.	226,092
10,800	Caterpillar, Inc.	1,435,104
		1,661,196
	Merchant Wholesalers, Durable Goods - 3.64%
11,700	3M Co.	1,760,499
11,100	Honeywell International, Inc.	1,658,007
		3,418,506
	Oil and Gas Extraction - 0.33%
19,800	Occidental Petroleum Corp.	311,652

	Petroleum and Coal Products Manufacturing - 7.72%
44,200	Chevron Corp.	3,710,148
84,200	Exxon Mobil Corp.	3,543,136
		7,253,284

	Professional, Scientific, and Technical Services - 2.78%
21,200	International Business Machines Corp.	2,606,328

	Rail Transportation - 1.72%
9,300	Union Pacific Corp.	1,612,155

	Real Estate - 0.36%
5,500	Simon Property Group, Inc.	342,925

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.79%
900	BlackRock, Inc.	517,509
8,500	Goldman Sachs Group, Inc.	1,682,660
8,600	Morgan Stanley	420,368
		2,620,537
	Support Activities for Mining - 0.39%
20,300	Schlumberger, Ltd. (b)	368,242

	Telecommunications - 7.06%
134,500	AT&T, Inc.	3,978,510
46,200	Verizon Communications, Inc.	2,655,576
		6,634,086
	Transportation Equipment Manufacturing - 3.26%
14,200	General Dynamics Corp.	2,083,708
2,600	Lockheed Martin Corp.	985,322
		3,069,030
	Utilities - 10.62%
22,500	Duke Energy Corp.	1,906,650
126,600	Exelon Corp.	4,888,026
38,600	Kinder Morgan, Inc.	544,260
48,500	Southern Co.	2,648,585
		9,987,521

	TOTAL COMMON STOCKS (Cost $107,006,560)	92,913,042

	WARRANT - 0.01%
	Oil and Gas Extraction - 0.01%
2,525	Occidental Petroleum Corp. (a)	14,140
	TOTAL WARRANT (Cost $0)	14,140

	MONEY MARKET FUND - 1.24%
1,161,504	Invesco STIT-Treasury Portfolio - Institutional Class, 0.07% (c)	1,161,504
	TOTAL MONEY MARKET FUND (Cost $1,161,504)	1,161,504

	Total Investments in Securities (Cost $108,168,064) - 100.08%	94,088,686
	Liabilities in Excess of Other Assets - (0.08)%	(73,217)
	TOTAL NET ASSETS - 100.00%	$94,015,469

	(a) Non-income producing security.
	(b) U.S. traded security of a foreign issuer.
	(c) Rate shown is the 7-day annualized yield as of July 31, 2020.

Edgar Lomax Value Fund
Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Edgar Lomax Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Finance and Insurance	$18,125,108	$-	$-	$18,125,108
Information	9,496,238	-	-	9,496,238
Management of Companies and
Enterprises	2,429,648	-	-	2,429,648
Manufacturing	44,444,053	-	-	44,444,053
Mining, Quarrying, and Oil and Gas
Extraction	679,894	-	-	679,894
Retail Trade	5,139,105	-	-	5,139,105
Transportation and Warehousing	2,611,475	-	-	2,611,475
Utilities	9,987,521	-	-	9,987,521
Total Common Stocks	92,913,042	-	-	92,913,042
Warrant	14,140	-	-	14,140
Money Market Fund	1,161,504	-	-	1,161,504
Total Investments in Securities	$94,088,686	$-	$-	$94,088,686

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.